UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24f-2
Expires:December 31, 2014
Annual Notice of Securities Sold
Estimated average burden
Pursuant to Rule 24f-2
hours per response.2

1.Name and address of issuer:\
AllianceBernstein Core Opportunities Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105

2.The name of each series or class of
securities for which this Form is filed
(If the Form is being filed for all
series and classes of securities of
the issuer, check the box but do not
list series or classes):
x
Fund name:

3.Investment Company Act File Number:
811-09687
Securities Act File Number :
333-90261

4(a).Last day of fiscal year for which
this Form is filed:
November 30, 2013

4(b).Check box if this Form is being
filed late (i.e., more than 90 calendar
days after the end of the
issuer's fiscal year).

4(c).Check box if this is the last
time the issuer will be filing this Form.

5.Calculation of registration fee:
(i)	Aggregate sale price of securities
sold during the fiscal year pursuant to
section 24 (f):
$44,904,033
(ii)Aggregate price of securities redeemed
or repurchased during the fiscal year:
$27,158,181
(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:
$352,487,588
(iv)Total available redemption credits
[add Items 5(ii) and 5(iii)]:
-$379,645,769
(v)Net Sales--if Item 5(i) is greater than
Item 5(iv)
$-
[subtract Item 5(iv) from Item 5(i)]:
(vi)Redemption credits available for
use in future years
-
if Item 5(i) is less than Item 5(iv)
[subtract Item
$(334,741,736)
5(iv)from Item 5(i)]:
(vii)Multiplier for determining registration
fee (See x 0.0001288
Instruction C.9):
(viii)	Registration fee due
[multiply Item 5(v) by Item
= $0.00
5(vii)](enter ""0"" if no fee is due):

6.	Prepaid Shares

If the response to Item 5(i) was determined
by deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the
amount of securities (number of shares
or other units) deducted here:
-

If there is a number of shares or other units
that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal
year for which this form
is filed that are available for use by
the issuer in future fiscal years,
then state that number here:
-

7.Interest due -- if this Form is being
filed more than 90 days after the end
of the issuer's fiscal year (see Instruction D):
+
$-

8.Total amount of the registration fee
due plus any interest due
[line 5(viii) plus line 7]:
$-

9.Date the registration fee and any
interest payment was sent to the Commission's lockbox depository:
Method of Delivery:
x
Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.
By (Signature and Title)*:
Stephen Woetzel, Controller

Date: February 25, 2014
Please print the name and title of the
signing officer below the signature.